Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 20, 2020
Entity Registrant Name	VICTORY PORTFOLIOS
Entity Central Index Key	0000802716
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 20, 2020
Document Effective Date	Jul. 20, 2020
Prospectus Date	Nov. 01, 2019
Victory INCORE Total Return Bond Fund | Class R6
Prospectus:
Trading Symbol	MUCRX
Victory INCORE Total Return Bond Fund | Class Y
Prospectus:
Trading Symbol	MUCYX
Victory INCORE Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	MUCCX
Victory INCORE Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MUCAX
Victory S&P 500 Index Fund | Class Y
Prospectus:
Trading Symbol	MUXYX
Victory S&P 500 Index Fund | Class R
Prospectus:
Trading Symbol	MUXRX
Victory S&P 500 Index Fund | Class A
Prospectus:
Trading Symbol	MUXAX